BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 12, 2023	May 09, 2023	Dec. 31, 2022
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000			1,000,000
Preference shares, shares issued	0	0			0
Preference shares, shares outstanding	0	0			0
Class A common stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000			200,000,000
Common shares, shares issued		4,002,121		8,665,842	0
Common shares, shares outstanding	4,002,121	4,002,121		8,665,842	0
Class A Redeemable
Class A ordinary shares subject to possible redemption, par value	$ 0.0001	$ 0.0001			$ 0.0001
Class A ordinary shares subject to possible redemption, redemption value per share	$ 11.39	$ 11.05	$ 11.00		$ 10.19
Class A ordinary shares subject to possible redemption, shares issued	2,846,071	2,846,071			23,000,000
Class A ordinary shares subject to possible redemption, shares outstanding	2,846,071	2,846,071			23,000,000
Class A Common Stock Not Subject to Redemption
Class A ordinary shares subject to possible redemption, redemption value per share			$ 11.00
Common shares, shares issued	4,002,121	4,002,121
Common shares, shares outstanding	4,002,121	4,002,121
Class B common stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000			20,000,000
Common shares, shares issued	1,747,879	1,747,879		1,747,879	5,750,000
Common shares, shares outstanding	1,747,879	1,747,879		1,747,879	5,750,000